Statements of Operations - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Total revenue	$ 232	$ 745,165
Total cost of revenue		576,066
Gross margin	232	169,099
Operating expenses:
General and administrative	5,323	34,471
General and administrative- related party		4,800
Commissions - related party		28,655
Professional fees		69,040
Total operating expenses	5,323	136,966
Income (loss) before provision for income taxes	(5,091)	32,133
Provision for income taxes		(6,748)
Net income (loss)	$ (5,091)	$ 25,385
Income (loss) per share, basic and diluted (in dollars per share)	$ 0.00	$ 0.00
Weighted average shares outstanding, basic and diluted (in shares)	20,000,000	15,101,877
Revenue [Member]
Total revenue	$ 232	$ 581,185
Cost Of Revenue [Member]
Total cost of revenue		446,430
Related Party [Member]
Total revenue		163,980
Total cost of revenue		$ 129,636